NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

1.	NATURE OF BUSINESS

Next Bridge Hydrocarbons, Inc. (the “Company”) was incorporated in Nevada on August 31, 2021, as OilCo Holdings, Inc. and changed its name to Next Bridge Hydrocarbons, Inc. pursuant to its Amended and Restated Articles of Incorporation filed on June 30, 2022. The Company spun off from Meta Materials, Inc. (“Meta”) on December 14, 2022, resulting in the Company becoming an independent company (the “Spin-Off”). Prior to the Spin-Off, the Company was a wholly-owned subsidiary of Meta. Meta became the parent of the Company’s subsidiaries in June 2021 in a merger transaction with Torchlight Energy Resources, Inc. (“Torchlight”), the previous parent of the subsidiaries and developer of the properties from their inception up to June 2021.

The Company is an energy company engaged in the acquisition, exploration, exploitation and development of oil and natural gas properties in the United States. The Company’s primary focus was previously the development of interests in an oil and natural gas project the Company held in the Orogrande Basin in West Texas in Hudspeth County, Texas (the “Orogrande Project”). The mineral leases underlying the Orogrande Project expired on December 31, 2024.

In addition, the Company has minor interests in the Eastern edge of the Midland Basin in Texas (the “Hazel Project”), and two minor well interests in the Hunton wells located in Oklahoma, and holds unevaluated oil and natural gas leases in Lafourche Parish and Acadia Parish, Louisiana.

The Company currently has no full-time employees, and the Company employs consultants for various roles as needed.

The Company operates its business through nine wholly owned subsidiaries Torchlight Energy, Inc., a Nevada corporation (“TEI”), Hudspeth Oil Corporation, a Texas corporation (“Hudspeth”), Torchlight Hazel, LLC, a Texas limited liability company (“Torchlight Hazel”), Wolfbone Investments, LLC, a Texas limited liability company (“Wolfbone”), Hudspeth Operating, LLC, a Texas limited liability company and wholly owned subsidiary of Hudspeth (“Hudspeth Operating”), Wildcat Panther, LLC, a Texas limited liability company (“Panther”), Wildcat Valentine, LLC, a Texas limited liability company (“Valentine”), Wildcat Cowboy, LLC, a Texas limited liability company (“Cowboy”), Wildcat Packer, LLC, a Texas limited liability company (“Packer”). All intercompany transactions have been eliminated in the consolidated financial statements.

1.	NATURE OF BUSINESS

Next Bridge Hydrocarbons, Inc. (the “Company”) was incorporated in Nevada on August 31, 2021, as OilCo Holdings, Inc. and changed its name to Next Bridge Hydrocarbons, Inc. pursuant to its Amended and Restated Articles of Incorporation filed on June 30, 2022. The Company spun off from Meta Materials, Inc. (“Meta”) on December 14, 2022, resulting in the Company becoming an independent company (the “Spin-Off”). Prior to the Spin-Off, the Company was a wholly owned subsidiary of Meta. Meta became the parent of the Company’s subsidiaries in June 2021 in a merger transaction with Torchlight Energy Resources, Inc. (“Torchlight”), the previous parent of the subsidiaries and developer of the properties from their inception up to June 2021.

Effective December 14, 2022 (the “Spin-Off Date”), the Company and all of its wholly owned subsidiaries were involved in a spin off transaction from the Company’s former parent, Meta. Meta spun the Company and the Company’s wholly owned oil and natural gas subsidiaries in fulfillment of a preferred shareholder liability and other working capital items.

The Company is an energy company engaged in the acquisition, exploration, exploitation and development of oil and natural gas properties in the United States. The Company has minor interests in the Eastern edge of the Midland Basin in Texas (the “Hazel Project”), and two minor well interests in the Hunton wells located in Oklahoma (the “Oklahoma Properties”). The Company has two employees, and the Company employs consultants for various roles as needed.

The Company operates its business through nine wholly owned subsidiaries Torchlight Energy, Inc., a Nevada corporation (“TEI”), Hudspeth Oil Corporation, a Texas corporation (“Hudspeth”), Torchlight Hazel, LLC, a Texas limited liability company (“Torchlight Hazel”), Wolfbone Investments, LLC, a Texas limited liability company (“Wolfbone”), Hudspeth Operating, LLC, a Texas limited liability company and wholly owned subsidiary of Hudspeth (“Hudspeth Operating”), Wildcat Panther, LLC, a Texas limited liability company (“Panther”), Wildcat Valentine, LLC, a Texas limited liability company (“Valentine”), Wildcat Cowboy, LLC, a Texas limited liability company (“Cowboy”), Wildcat Packer, LLC, a Texas limited liability company (“Packer”). All intercompany transactions have been eliminated in consolidated financial statements.